Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	7 years
Building and Leasehold Improvements [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	14 years
Building and Leasehold Improvements [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	15 years
Office Equipment [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years
Tools, Dies and Molds [Member] | Minimum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	3 years
Tools, Dies and Molds [Member] | Maximum [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	10 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Estimated useful lives	5 years